SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options granted to officers and directors for compensation		33,780	1,812,456	118,160
Warrants issued for consulting services			$ 16,379		$ 319,419	$ 47,880
Warrants issued for accrual of share-based awards to officers and directors						612,512
Common stock issued for accounts payable and accrued expenses					223,484
Warrants issued for accrual of share-based awards to officers and directors					271,097	67,500
Amortization of common stock issued for prepaid services						302,789
Common stock issued for services	68,984		170,958
Common stock accrued as payment for services, shares not yet issued	22,949		117,509
Share-based compensation	$ 91,933	$ 33,780	$ 2,117,302	$ 118,160	$ 814,000	$ 1,030,681